Provision for expected credit losses - Sensitivity analysis (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Provision for ECL on loans and credit commitments
Provisions for expected credit losses
Percentage of gross exposure from loans and credit commitments stage 2 reflected in stage 1	1.00%	1.00%
Loans and credit commitments | Provision for ECL on loans and credit commitments
Provisions for expected credit losses
Percentage of gross exposure from loans and credit commitments stage 1 reflected in stage 2	1.00%	1.00%
Provision for ECL | Loans and credit commitments | Provision for ECL on loans and credit commitments
Provisions for expected credit losses
Amount of increase in provision for ECL	$ 113	$ 93
Amount of decrease in provision for ECL	20	21
Provision for ECL | Reported probability-weighted ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	4,978	5,084
Provision for ECL | 100% base case ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	3,031	3,559
Provision for ECL | 100% downside ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	7,143	7,195
Parent Entity | Provision for ECL | Loans and credit commitments | Provision for ECL on loans and credit commitments
Provisions for expected credit losses
Amount of increase in provision for ECL	97	81
Amount of decrease in provision for ECL	17	18
Parent Entity | Provision for ECL | Reported probability-weighted ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	4,398	4,402
Parent Entity | Provision for ECL | 100% base case ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	2,673	3,089
Parent Entity | Provision for ECL | 100% downside ECL
Provisions for expected credit losses
Adjustment to ECL based on probability weighted scenario	$ 6,316	$ 6,221